Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax Related to remeasurement of defined benefit plans	$ (62,184)	$ (1,896)	$ (2,214)	$ (208,482)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	(22,288)	(680)	(262,404)	370,091
Unrealized loss on debt instruments at fair value through other comprehensive income	2,315	71	(5,792)	0
Income tax recognized in other comprehensive income	$ (82,157)	$ (2,505)	$ (270,410)	$ 161,609